Loans and Other Borrowings - Summary Of Loans and Other Borrowings (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current liabilities
Listed bonds	£ 1,702	£ 1,539	£ 2,013
Finance leases	18	15	8
Bank loans		352
Syndicated loan facilities			619
Other loans and bank overdrafts	561	726	1,096
Total current liabilities	2,281	2,632	3,736
Non-current liabilities
Listed bonds	11,789	9,866	10,444
Finance leases	205	214	225
Bank loans			354
Other loans		1	2
Total non-current liabilities	11,994	10,081	11,025
Loans and other borrowings	£ 14,275	£ 12,713	£ 14,761